                                                               File No. 333-3013
                                                                        811-7607

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                --------------
                                  FORM N-1A

                     REGISTRATION STATEMENT (No. 333-03013)
                                     UNDER

                          THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 4
                                      and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 5

                                ---------------

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
            1221 Avenue of the Americas, New York, New York  10020
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number (800) 548-7786

                        Harold J. Schaaff, Jr., Esquire
                     Morgan Stanley Asset Management Inc.
            1221 Avenue of the Americas, New York, New York  10020
                    (Name and Address of Agent for Service)

                                --------------

                                  COPIES TO:
                Michael F. Klein                  Richard W. Grant, Esquire
      Morgan Stanley Asset Management Inc.       Morgan, Lewis & Bockius LLP
          1221 Avenue of the Americas               2000 One Logan Square
              New York, NY 10020                   Philadelphia, PA 19103

                                 --------------

      IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
          (CHECK APPROPRIATE BOX)

       /X/ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAGH (b) OF RULE 485 / / ON _____________ PURSUANT TO PARAGRAPH (b) OF RULE 485
       / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
       / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
       / / ON _____________ PURSUANT TO PARAGRAPH (a) OF RULE 485

                                 --------------

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.

                             CROSS REFERENCE SHEET

Part A -    Information Required in a Prospectus
--------    ------------------------------------

Form N-1A
Item Number  Location in Prospectus for the Emerging Markets Equity Portfolio.
-----------  -----------------------------------------------------------------

Item 1.  Cover Page -- Cover Page

Item 2.  Synopsis -- The Fund; Management; Offering of Shares; Prospectus
         Outline

Item 3.  Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Portfolio Summary; The Portfolio's Investments; Securities and Investment Techniques; Fundamental Investment Limits

Item 5.  Management of the Fund -- Management; Management of the Fund

Item 5A. Management's Discussion of Fund Performance -- **

Item 6. Capital Stock and Other Securities -- Management of the Fund; Account Policies

Item 7. Purchase of Securities Being Offered -- Cover Page; Offering of Shares; Management of the Fund; Account Policies

Item 8.  Redemption or Repurchase -- Account Policies

Item 9.  Pending Legal Proceedings -- *

___________________
*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.

Form N-1A
Item Number Location in Prospectus for the U.S. Real Estate, Global Equity, ----------- International Magnum, Emerging Markets Equity and Asian Equity
             Portfolios.
             ---------------------------------------------------------------

Item 1.  Cover Page -- Cover Page

Item 2.  Synopsis -- The Fund; Management; Offering of Shares; Prospectus
         Outline

Item 3.  Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Portfolio Summaries; The Portfolio's Investments; Securities and Investment Techniques; Fundamental Investment Limits

Item 5.  Management of the Fund -- Management; Management of the Fund

Item 5A. Management's Discussion of Fund Performance -- **

Item 6. Capital Stock and Other Securities -- Management of the Fund; Account Policies

Item 7. Purchase of Securities Being Offered -- Cover Page; Offering of Shares; Management of the Fund; Account Policies

Item 8.  Redemption or Repurchase -- Account Policies

Item 9.  Pending Legal Proceedings -- *

___________________
*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.

Form N-1A
Item Number Location in Prospectus for the U.S. Real Estate, Value, Fixed ----------- Income, Mid Cap Value and Emerging Markets Equity Portfolios.
             -------------------------------------------------------------

Item 1.  Cover Page -- Cover Page

Item 2.  Synopsis -- The Fund; Management; Offering of Shares; Prospectus
         Outline

Item 3.  Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Portfolio Summaries; The Portfolio's Investments; Securities and Investment Techniques; Fundamental Investment Limits

Item 5.  Management of the Fund -- Management; Management of the Fund

Item 5A. Management's Discussion of Fund Performance -- **

Item 6. Capital Stock and Other Securities -- Management of the Fund; Account Policies

Item 7. Purchase of Securities Being Offered -- Cover Page; Offering of Shares; Management of the Fund; Account Policies

Item 8.  Redemption or Repurchase -- Account Policies

Item 9.  Pending Legal Proceedings -- *

___________________
*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.


Form N-1A
Item Number Location in Prospectus for the U.S. Real Estate and Fixed Income ----------- Portfolios.
             ------------------------------------------------------------------

Item 1.  Cover Page -- Cover Page

Item 2.  Synopsis -- The Fund; Management; Offering of Shares; Prospectus
         Outline

Item 3.  Condensed Financial Information -- *

Item 4. General Description of Registrant -- Portfolio Summaries; The Portfolio's Investments; Securities and Investment Techniques; Fundamental Investment Limits

Item 5.  Management of the Fund -- Management; Management of the Fund

Item 5A. Management's Discussion of Fund Performance -- **

Item 6. Capital Stock and Other Securities -- Management of the Fund; Account Policies

Item 7. Purchase of Securities Being Offered -- Cover Page; Offering of Shares; Management of the Fund; Account Policies

Item 8.  Redemption or Repurchase -- Account Policies

Item 9.  Pending Legal Proceedings -- *

___________________
*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.

Form N-1A
Item Number Location in Prospectus for the Fixed Income, High Yield, Equity ----------- Growth, Mid Cap Value, Value, Global Equity, Emerging Markets
             Equity, International Magnum and Asian Equity Portfolios.
             --------------------------------------------------------------

Item 1.  Cover Page -- Cover Page

Item 2.  Synopsis -- The Fund; Management; Offering of Shares; Prospectus
         Outline

Item 3.  Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Portfolio Summaries; The Portfolio's Investments; Securities and Investment Techniques; Fundamental Investment Limits

Item 5.  Management of the Fund -- Management; Management of the Fund

Item 5A. Management's Discussion of Fund Performance -- **

Item 6. Capital Stock and Other Securities -- Management of the Fund; Account Policies

Item 7. Purchase of Securities Being Offered -- Cover Page; Offering of Shares; Management of the Fund; Account Policies

Item 8.  Redemption or Repurchase -- Account Policies

Item 9.  Pending Legal Proceedings -- *

___________________
*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.


Form N-1A
Item Number Location in Prospectus for the Money Market, High Yield, Fixed ----------- Income, Core Equity, Mid Cap Growth, Equity Growth, Mid Cap Value,
             Value, U.S. Real Estate, International Fixed Income, International Magnum, Emerging Markets Debt, Emerging Markets Equity, Global Equity, Asian Equity, Balanced and Multi-Asset-Class Portfolios.
             ------------------------------------------------------------------

Item 1.  Cover Page -- Cover Page

Item 2.  Synopsis -- The Fund; Management; Offering of Shares; Prospectus
         Outline

Item 3.  Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Portfolio Summaries; The Portfolio's Investments; Securities and Investment Techniques; Fundamental Investment Limits

Item 5.  Management of the Fund -- Management; Management of the Fund

Item 5A. Management's Discussion of Fund Performance -- **

Item 6. Capital Stock and Other Securities -- Management of the Fund; Account Policies

Item 7. Purchase of Securities Being Offered -- Cover Page; Offering of Shares; Management of the Fund; Account Policies

Item 8.  Redemption or Repurchase -- Account Policies

Item 9.  Pending Legal Proceedings -- *

___________________
*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.

Form N-1A
Item Number  Location in Prospectus for the Emerging Markets Debt Portfolio.
-----------  -----------------------------------------------------------------

Item 1.  Cover Page -- Cover Page

Item 2.  Synopsis -- The Fund; Management; Offering of Shares; Prospectus
         Outline

Item 3.  Condensed Financial Information -- *

Item 4. General Description of Registrant -- Portfolio Summaries; The Portfolio's Investments; Securities and Investment Techniques; Fundamental Investment Limits

Item 5.  Management of the Fund -- Management; Management of the Fund

Item 5A. Management's Discussion of Fund Performance -- **

Item 6. Capital Stock and Other Securities -- Management of the Fund; Account Policies

Item 7. Purchase of Securities Being Offered -- Cover Page; Offering of Shares; Management of the Fund; Account Policies

Item 8.  Redemption or Repurchase -- Account Policies

Item 9.  Pending Legal Proceedings -- *

___________________
*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.


Form N-1A
Item Number  Location in Prospectus for the Emerging Markets Debt, Global
             Equity, International Magnum and Emerging Markets Equity
             Portfolios.
             -----------------------------------------------------------------

Item 1.  Cover Page -- Cover Page

Item 2.  Synopsis -- The Fund; Management; Offering of Shares; Prospectus
         Outline

Item 3.  Condensed Financial Information -- Financial Highlights

Item 4. General Description of Registrant -- Portfolio Summaries; The Portfolio's Investments; Securities and Investment Techniques; Fundamental Investment Limits

Item 5.  Management of the Fund -- Management; Management of the Fund

Item 5A. Management's Discussion of Fund Performance -- **

Item 6. Capital Stock and Other Securities -- Management of the Fund; Account Policies

Item 7. Purchase of Securities Being Offered -- Cover Page; Offering of Shares; Management of the Fund; Account Policies

Item 8.  Redemption or Repurchase -- Account Policies

Item 9.  Pending Legal Proceedings -- *

___________________
*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.

Form N-1A    Location in Prospectus for the High Yield, U.S. Real Estate,
Item Number  Emerging Markets Debt and Asian Equity Portfolios.
-----------  -----------------------------------------------------------------
Item 1.      Cover Page -- Cover Page

Item 2.      Synopsis -- The Fund; Management; Offering of Shares; Prospectus
             Outline

Item 3.      Condensed Financial Information -- Financial Highlights

Item 4.      General Description of Registrant -- Portfolio Summaries; The
             Portfolio's Investments; Securities and Investment Techniques;
             Fundamental Investment Limits

Item 5.      Management of the Fund -- Management; Management of the Fund

Item 5A.     Management's Discussion of Fund Performance -- **

Item 6.      Capital Stock and Other Securities -- Management of the Fund; Account
             Policies

Item 7.      Purchase of Securities Being Offered -- Cover Page; Offering of Shares;
             Management of the Fund; Account Policies

Item 8.      Redemption or Repurchase -- Account Policies

Item 9.      Pending Legal Proceedings -- *

-------------------

*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.

Form N-1A    Location in Prospectus for the Fixed Income, High
Item Number  Yield and International Magnum Portfolios.
-----------  -------------------------------------------------
Item 1.      Cover Page -- Cover Page

Item 2.      Synopsis -- The Fund; Management; Offering of Shares; Prospectus
             Outline

Item 3.      Condensed Financial Information -- Financial Highlights

Item 4.      General Description of Registrant -- Portfolio Summaries; The
             Portfolio's Investments; Securities and Investment Techniques;
             Fundamental Investment Limits

Item 5.      Management of the Fund -- Management; Management of the Fund

Item 5A.     Management's Discussion of Fund Performance -- **

Item 6.      Capital Stock and Other Securities -- Management of the Fund; Account
             Policies

Item 7.      Purchase of Securities Being Offered -- Cover Page; Offering of Shares;
             Management of the Fund; Account Policies

Item 8.      Redemption or Repurchase -- Account Policies

Item 9.      Pending Legal Proceedings -- *

-------------------

*  Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Semi-Annual Report to Shareholders.

Part B -  Information Required in a Statement of Additional Information
--------  -------------------------------------------------------------

Form N-1A
Item Number        Location in Statement of Additional Information
-----------        -----------------------------------------------

Item 10.  Cover Page -- Cover Page

Item 11.  Table of Contents -- Cover Page

Item 12.  General Information and History -- *

Item 13. Investment Objectives and Policies -- Securities and Investment Techniques; Investment Limitations; Determining Maturities of Certain Instruments; Description of Securities and Ratings

Item 14.  Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16. Investment Advisory and Other Services -- Management of the Fund; General Information

Item 17.  Brokerage Allocation and Other Practices -- *

Item 18.  Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Net Asset Value for the Money Market Fund; General Information

Item 20. Tax Status -- Taxes; Special Tax Considerations Relating to Foreign Investments; Taxes and Foreign Shareholders

Item 21.  Underwriters -- Management of the Fund

Item 22.  Calculation of Performance Data -- Performance Information

Item 23.  Financial Statements -- Financial Statements


Part C -  Other Information
--------  -----------------

          Part C contains the information required by the Items of the Form N-1A under such Items as set forth in the Form N-1A.


------------------------------
*  Omitted since the answer is negative or the Item is not applicable.

The Prospectus for the Emerging Markets Equity Portfolio dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission ("SEC") on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, and as supplemented through September 19, 1997 as filed with the SEC on September 19, 1997 under Rule 497, is hereby incorporated by reference as if set forth herein.

The Prospectus for the U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission ("SEC") on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, and as supplemented through September 19, 1997 as filed with the SEC on September 19, 1997 under Rule 497, is hereby incorporated by reference as if set forth herein.

The Prospectus for the U.S. Real Estate, Value, Fixed Income, Mid Cap Value and Emerging Markets Equity Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission ("SEC") on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, and as supplemented through September 19, 1997 as filed with the SEC on September 19, 1997 under Rule 497, is hereby incorporated by reference as if set forth herein.

The Prospectus for the U.S. Real Estate and Fixed Income Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission ("SEC") on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, and as supplemented through September 19, 1997 as filed with the SEC on September 19, 1997 under Rule 497, is hereby incorporated by reference as if set forth herein.

The Prospectus for the Fixed Income, High Yield, Equity Growth, Value, Mid Cap Value, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios dated May 1, 1997 as supplemented through October 15, 1997 and as filed with the Securities and Exchange Commission on October 14, 1997 under Rule 497, is hereby incorporated by reference as if set forth herein.

The Prospectus for the Money Market, Fixed Income, High Yield, Core Equity, Equity Growth, Value, Mid Cap Growth, Mid Cap Value, U.S. Real Estate, International Fixed Income, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity, Asian Equity, Balanced and Multi-Asset-Class Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission ("SEC") on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, and as supplemented through September 19, 1997 as filed with the SEC on September 19, 1997 under Rule 497, is hereby incorporated by reference as if set forth herein. The Prospectus is supplemented by Financial Highlights as of October 31, 1997 with respect to the Emerging Markets Debt Portfolio (the "Portfolio") and is filed herein to comply with the Fund's undertaking to file a post-effective amendment with the Financial Statements of the Portfolio which need not be certified within four to six months of the Portfolio's effective date or commencement of operations, whichever is later.

                    Supplement dated December 16, 1997

                      to the Prospectus dated May 1, 1997
                      as supplemented September 19, 1997

                            Money Market Portfolio
                            Fixed Income Portfolio
                             High Yield Portfolio
                             Core Equity Portfolio
                            Equity Growth Portfolio
                                Value Portfolio
                           Mid Cap Growth Portfolio
                            Mid Cap Value Portfolio
                          U.S. Real Estate Portfolio
                     International Fixed Income Portfolio
                        Emerging Markets Debt Portfolio
                            Global Equity Portfolio
                        International Magnum Portfolio
                       Emerging Markets Equity Portfolio
                            Asian Equity Portfolio
                              Balanced Portfolio
                          Multi-Asset-Class Portfolio

                                 Portfolios of

               Morgan Stanley Universal Funds, Inc. (the "Fund")
                                 P.O. Box 2798
                             Boston, Massachusetts
                                  02208-2798

                                  ----------

      The Prospectus is hereby supplemented as follows: The following paragraph and table are added under the heading "Financial Highlights" on page 3 of the
Prospectus:

      The following table provides unaudited financial highlights for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.


                                                                  EMERGING MARKETS
                                                                   DEBT PORTFOLIO
                                                                 PERIOD FROM JUNE 16,
                                                             1997* TO OCTOBER 31, 1997
SELECTED PER SHARE DATA AND RATIOS                                   (UNAUDITED)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $   10.00
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                  0.24
  Net Realized and Unrealized Loss                                      (0.90)
                                                                    ---------
  Total From Investment Operations                                      (0.66)
                                                                    ---------

NET ASSET VALUE, END OF PERIOD                                      $    9.34
                                                                    =========

TOTAL RETURN                                                            (6.60)%
                                                                    =========

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                      15,632
Ratio of Expenses to Average Net Assets                                  1.30%**
Ratio of Net Investment Income to Average Net Assets                     7.84%**
Portfolio Turnover Rate                                                   229%
--------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income                        $    0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                         1.81%**
  Net Investment Income to Average Net Assets                            7.33%**
--------------------------------------------------------------------------------


  *  Commencement of operations
 **  Annualized

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Prospectus for the Emerging Markets Debt Portfolio dated July 1, 1997, filed with the Securities and Exchange Commission ("SEC") under Rule 497 on July 2, 1997 and July 14, 1997, and as supplemented through September 19, 1997 as filed with the SEC on September 19, 1997 under Rule 497, is hereby incorporated by reference as if set forth herein. The Prospectus is supplemented by Financial Highlights as of October 31, 1997 with respect to the Emerging Markets Debt Portfolio (the "Portfolio") and is filed herein to comply with the Fund's undertaking to file a post-effective amendment with the Financial Statements of the Portfolio which need not be certified within four to six months of the Portfolio's effective date or commencement of operations, whichever is later.

                      Supplement dated December 16, 1997
                     to the Prospectus dated July 1, 1997
                      as supplemented September 19, 1997

                        Emerging Markets Debt Portfolio

                                 Portfolio of

               Morgan Stanley Universal Funds, Inc. (the "Fund")
                                 P.O. Box 2798
                             Boston, Massachusetts
                                  02208-2798

                                  ----------


        The Prospectus is hereby supplemented as follows: The following paragraph and table are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

        The following table provides unaudited financial highlights for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.


                                                                     EMERGING MARKETS
                                                                      DEBT PORTFOLIO
                                                                 PERIOD FROM JUNE 16, 1997*
                                                                   TO OCTOBER 31, 1997
SELECTED PER SHARE DATA AND RATIOS                                      (UNAUDITED)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 10.00
                                                                          -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                      0.24
  Net Realized and Unrealized Loss                                          (0.90)
                                                                          -------
  Total From Investment Operations                                          (0.66)
                                                                          -------

NET ASSET VALUE, END OF PERIOD                                            $  9.34
                                                                          =======

TOTAL RETURN                                                                (6.60)%
                                                                          =======

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                         $15,632
Ratio of Expenses to Average Net Assets                                      1.30%**
Ratio of Net Investment Income to Average Net Assets                         7.84%**
Portfolio Turnover Rate                                                       229%
---------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income                              $  0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                             1.81%**
  Net Investment Income to Average Net Assets                                7.33%**
-----------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Prospectus for the Emerging Markets Debt, Global Equity, International Magnum and Emerging Markets Equity Portfolios dated July 15, 1997, filed with the Securities and Exchange Commission ("SEC") under Rule 497 on July 14, 1997, and as supplemented through September 19, 1997 as filed with the SEC on September 19, 1997 under Rule 497, is hereby incorporated by reference as if set forth herein. The Prospectus is supplemented by Financial Highlights as of October 31, 1997 with respect to the Emerging Markets Debt Portfolio (the "Portfolio") and is filed herein to comply with the Fund's undertaking to file a post-effective amendment with the Financial Statements of the Portfolio which need not be certified within four to six months of the Portfolio's effective date or commencement of operations, whichever is later.

                      Supplement dated December 16, 1997
                     to the Prospectus dated July 15, 1997
                      as supplemented September 19, 1997

                        Emerging Markets Debt Portfolio
                            Global Equity Portfolio
                        International Magnum Portfolio
                       Emerging Markets Equity Portfolio


                                 Portfolios of


               Morgan Stanley Universal Funds, Inc. (the "Fund")
                                 P.O. Box 2798
                             Boston, Massachusetts
                                  02208-2798

                                 -------------

     The Prospectus is hereby supplemented as follows: The following paragraph and table are added under the heading "Financial Highlights" on page 3 of the
Prospectus:

     The following table provides unaudited financial highlights for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.


                                                               EMERGING MARKETS
                                                                DEBT PORTFOLIO
                                                              PERIOD FROM JUNE 16,
                                                           1997* TO OCTOBER 31, 1997
SELECTED PER SHARE DATA AND RATIOS                                (UNAUDITED)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $   10.00
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                  0.24
  Net Realized and Unrealized Loss                                      (0.90)
                                                                    ---------
  Total From Investment Operations                                      (0.66)
                                                                    ---------

NET ASSET VALUE, END OF PERIOD                                      $    9.34
                                                                    =========

TOTAL RETURN                                                            (6.60)%
                                                                    =========

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                      15,632
Ratio of Expenses to Average Net Assets                                  1.30%**
Ratio of Net Investment Income to Average Net Assets                     7.84%**
Portfolio Turnover Rate                                                   229%
--------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
  Per Share Benefit to Net Investment Income                             0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                         1.81%**
  Net Investment Income to Average Net Assets                            7.33%**
--------------------------------------------------------------------------------

*  Commencement of operations
** Annualized

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Prospectus for the High Yield, U.S. Real Estate, Emerging Markets Debt and Asian Equity Portfolios dated October 1, 1997, filed with the Securities and Exchange Commission under Rule 497 on October 1, 1997, is hereby incorporated by reference as if set forth herein. The Prospectus is supplemented by Financial Highlights as of October 31, 1997 with respect to the Emerging Markets Debt Portfolio (the "Portfolio") and is filed herein to comply with the Fund's undertaking to file a post-effective amendment with the Financial Statements of the Portfolio which need not be certified within four to six months of the Portfolio's effective date or commencement of operations, whichever is later.

                      Supplement dated December 16, 1997
                    to the Prospectus dated October 1, 1997

                             High Yield Portfolio
                          U.S. Real Estate Portfolio
                        Emerging Markets Debt Portfolio
                            Asian Equity Portfolio

                                 Portfolios of

               Morgan Stanley Universal Funds, Inc. (the "Fund")
                                 P.O. Box 2798
                             Boston, Massachusetts
                                  02208-2798

                              -------------------

     The Prospectus is hereby supplemented as follows: The following paragraph and table are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

     The following table provides unaudited financial highlights for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.

                                                                EMERGING MARKETS
                                                                 DEBT PORTFOLIO
                                                                   PERIOD FROM
                                                                 JUNE 16, 1997*
                                                              TO OCTOBER 31, 1997
Selected Per Share Data and Ratios                                (UNAUDITED)
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $   10.00
                                                                  -------------
Income From Investment Operations
   Net Investment Income                                                 0.24
   Net Realized and Unrealized Loss                                     (0.90)
                                                                  -------------
      Total From Investment Operations                                  (0.66)
                                                                  -------------
Net Asset Value, End of Period                                      $    9.34
                                                                  =============
Total Return                                                            (6.60)%
                                                                  =============

Ratio and Supplemental Data:
Net Assets, End of Period (000's)                                   $  15,632
Ratio of Expenses to Average Net Assets                                  1.30%**
Ratio of Net Investment Income to Average Net Assets                     7.84%**
Portfolio Turnover Rate                                                   229%
--------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                    $    0.01
Ratios Before Expense Limitation:
      Expenses to Average Net Assets                                     1.81%**
      Net Investment Income to Average Net Assets                        7.33%**
--------------------------------------------------------------------------------

*  Commencement of operations
** Annualized

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Prospectus for the Fixed Income, High Yield and International Magnum Portfolios dated January 1, 1998 and filed with the Securities and Exchange Commission under Rule 497 on December 10, 1997, is hereby incorporated by reference as if set forth herein.

    The Statement of Additional Information dated May 1, 1997, relating to the Fund's Money Market, Fixed Income, High Yield, Core Equity, Equity Growth, Value, Mid Cap Growth, Mid Cap Value, U.S. Real Estate, International Fixed Income, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity, Asian Equity, Balanced and Multi-Asset-Class Portfolios, and included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission ("SEC") on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997 and as supplemented by supplements dated July 1, 1997, July 15, 1997, September 19, 1997, October 1, 1997, October 15, 1997 and January 1, 1998 (filed with the SEC on July 2, 1997, July 14, 1997, September 19, 1997, October 1, 1997, October 14, 1997 and December 9, 1997, respectively, under Rule 497) is hereby incorporated by reference as if set forth herein. Included herewith as part of such Statement of Additional Information are the Fund's unaudited financial statements and notes thereon for the period ended October 31, 1997 for the Emerging Markets Debt Portfolio.

                     Supplement dated December 16, 1997 to
             Statement of Additional Information dated May 1, 1997
           Previously Supplemented on July 1, 1997, July 15, 1997,
                              September 19, 1997,
            October 1, 1997,  October 15, 1997 and January 1, 1998

                                 Portfolios of

               Morgan Stanley Universal Funds, Inc. (the "Fund")
                                 P.O. Box 2798
                       Boston, Massachusetts 02208-2798

                                 ------------

     The Fund's Statement of Additional Information is hereby amended and supplemented by the following financial statements for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      MORGAN STANLEY UNIVERSAL FUNDS,INC.
                        EMERGING MARKETS DEBT PORTFOLIO
                            STATEMENT OF NET ASSETS
                               October 31, 1997
                                  (Unaudited)

        Face
       Amount                                                                                           Value
        (000)                                                                                           (000)
--------------------------------------------------------------------------------------------------------------
Debt Instruments (89.8%)
       Argentina (15.3%)
         Bonds (15.3%)
U.S.$            250  Acindar Industrial Argentina SA, Series 2, "Euro", (Floating Rate),
                      11.75%, 11/12/98                                                                   $251
ARP              770  CIA International Telecommunications, 10.375%, 8/01/04                              616
                 170  Republic of Argentina, 11.75%, 2/12/07                                              141
U.S.$            550  Republic of Argentina Global Bond, 9.75%, 9/19/27                                   450
               1,104  Republic of Argentina, Series L, "Euro", (Floating Rate), 6.688%, 3/31/05           938
                                                                                                --------------
                                                                                                        2,396
                                                                                                --------------


       Brazil (14.1%)
         Bonds (14.1%)
               1,859  Federative Republic of Brazil, Series C, (Floating Rate), PIK, 8.00%,
                      4/15/14                                                                           1,455
                 200  Federative Republic of Brazil Front Loaded Interest Reduction Bond,
                      Series L, (Step Bond), 4.50%, 4/15/09                                               137
                 510  Federative Republic of Brazil Global Bond, 10.125%, 5/15/27                         398
                 300  Federative Republic of Brazil, Series L, (Floating Rate), 6.75%, 4/15/09            215
                                                                                                --------------
                                                                                                        2,205
                                                                                                --------------

       Bulgaria (4.1%)
         Bonds (4.1%)
                 825  Republic of Bulgaria Front Loaded Interest Reduction Bond, Series A,
                      (Step Bond), 2.50%, 7/28/12                                                         449
                  25  Republic of Bulgaria Interest Arrears Bond, Series PDI, (Floating Rate),
                      6.688%, 7/28/11                                                                      16
                 250  Republic of Bulgaria, Series A, (Floating Rate), 6.688%, 7/28/24                    173
                                                                                                --------------
                                                                                                          638
                                                                                                --------------

       Cayman Islands (3.2%)
         Bond (3.2%)
                 550  Pera Financial Services, 9.375%, 10/15/02                                           501
                                                                                                --------------
       Ecuador (0.3%)
         Bond (0.3%)

                  87  Republic of Ecuador Global Bond, (Floating Rate), 6.688%, 2/27/15                    51
                                                                                                --------------

       Ivory Coast  (2.2%)
         Bond  (2.2%)
               1,100  Republic of Ivory Coast Front Loaded Interest Reduction Bond, Zero
                      Coupon, 12/29/49                                                                    349
                                                                                                --------------

   The accompanying notes are an integral part of the financial statements.


       Jamaica  (1.2%)
         Bond  (1.2%)
                 200  Government of Jamaica,  9.625%, 7/02/02                                            $190
                                                                                                --------------

       Mauritius (0.9%)
         Bond (0.9%)
                 150  Pindo Deli Finance Mauritius Ltd., 10.75%, 10/01/07                                 138
                                                                                                --------------

       Mexico (13.4%)
         Bonds (13.4%)
                 120  Banco National Global Bond, 7.25%, 2/02/04                                          109
                 150  Petroleos Mexicanos, 9.50%, 9/15/27                                                 134
                 700  United Mexican States Discount Bond, Series A, (Floating Rate),
                      6.693%, 12/31/19 (Value Recovery Rights Attached)                                   626
                 300  United Mexican States Global Bond, "Euro", 11.375%, 9/15/16                         313
                 750  United Mexican States Global Bond, 11.50%, 5/15/26                                  630
                 350  United Mexican States Par Bond, Series W-A,  6.25%, 12/31/19 (Value
                      Recovery Rights Attached)                                                           274
                                                                                                --------------
                                                                                                        2,086
                                                                                                --------------

       Morocco (2.3%)
         Loan Agreement (2.3%)
                 450  Kingdom of Morocco, Restructuring & Consolidation Agreement,
                      Tranche A, (Floating Rate),  6.813%, 1/01/09
                      (Participation: J.P. Morgan and Salomon Brothers )                                  363
                                                                                                --------------

       Panama  (1.1%)
         Bond  (1.1%)
                 200  Republic of Panama Global Bond, 8.875%, 9/30/27                                     171
                                                                                                --------------

       Peru (2.7%)
         Bond (2.7%)
                 850  Republic of Peru Front Loaded Interest Reduction Bond, (Step Bond),
                      3.25%, 3/07/17                                                                      425
                                                                                                --------------

       Russia (16.7%)
         Loan Agreements (1.9%)
                 300  International Bank for Economic Cooperation 12/31/00
                      (Participation: Salomon Brothers)                                                   192
                 150  Russia II A, 12/31/99 (Participation: Salomon Brothers)                             101
                                                                                                --------------
                                                                                                          293
                                                                                                --------------

         Notes (14.8%)
               1,075  Russia Interest Arrears Note  12/31/99                                              712
               2,700  Russian Principal Notes  12/31/99                                                 1,593
                                                                                                --------------
                                                                                                        2,305
                                                                                                --------------
                                                                                                        2,598
                                                                                                --------------

       Venezuela (12.3%)
         Bonds (12.3%)
               1,000  Republic of Venezuela Debt Conversion Bonds, Series DL, (Floating
                      Rate),  6.75%, 12/18/07                                                             872
               1,287  Venezuela Global Bond,  9.25%, 9/15/27                                            1,049
                                                                                                --------------
                                                                                                        1,921
                                                                                                --------------
Total Debt Instruments  (Cost $16,131)                                                                 14,032
                                                                                                --------------

   The accompanying notes are an integral part of the financial statements.

Structured Investments (1.2%)
     United Kingdom  (1.2%)
                200    Ing Bank N.V. LIBOR or T-Bill Linked Note, 8/14/98 (Cost $200)                                  $     194
                                                                                                  ------------------------------
No. of
Rights
------

Rights (0.0%)
     Mexico  (0.0%)
                1,447  United Mexican States, expiring 6/30/03 (Cost $0)                                                      --
                                                                                                  ------------------------------
Short-Term Investment  (28.0%)
     United States  (28.0%)
       Repurchase Agreement  (28.0%)
                4,377  Chase Securities, Inc. 5.48%, dated 10/31/97, due 11/03/97 to be repurchased at $4,378, collateralized by U.S. Treasury  Notes,  6.375%
                       due 4/30/99, valued at $4,472 (Cost $4,377)                                                         4,377
                                                                                                  ------------------------------
Total Investments  (119.0%) (Cost $20,708*)                                                                               18,603
                                                                                                  ------------------------------
------------------------------------------------------------------------------------------------  ------------------------------
Other Assets (42.4%)
  Cash                                                                                                   $    778
  Receivable for Investments Sold                                                                           5,640
  Interest Receivable                                                                                         204
  Other                                                                                                         6
                                                                                                  ---------------
                                                                                                                           6,628
------------------------------------------------------------------------------------------------  ------------------------------
Liabilities (-61.4%)
  Payable for Investments Purchased                                                                        (9,544)
  Investment  Advisory Fees Payable                                                                           (16)
  Professional Fees                                                                                           (21)
  Net Unrealized Loss on Forward Foreign Currency Exchange Contracts                                           (6)
  Custodian Fees Payable                                                                                       (5)
  Administrative Fees Payable                                                                                  (1)
  Other Liabilities                                                                                            (6)
                                                                                                  ---------------
                                                                                                                          (9,599)
------------------------------------------------------------------------------------------------  ------------------------------
NET ASSETS (100%)                                                                                                      $  15,632
                                                                                                  ==============================

Net Asset Value, Offering and Redemption
Price Per Share
Applicable to 1,673,993 outstanding $0.001 par value
shares (authorized 500,000,000 shares)                                                                                 $    9.34
                                                                                                  ==============================

Net Assets Consist Of:
Paid in Capital                                                                                                        $  17,126
Undistributed Net Investment Income                                                                                          406
Accumulated Net Realized Gain                                                                                                211
Unrealized Depreciation on Investments and Foreign
    Currency Translations                                                                                                 (2,111)
                                                                                                  ------------------------------
Net Assets                                                                                                             $  15,632
                                                                                                  ==============================


   The accompanying notes are an integral part of the financial statements.

Foreign Currency Exchange Contracts Information:
Under the terms of foreign currency exchange contracts open at October 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars or foreign currency as indicated below:

                                                                   In                                  Net
     Currency                                                    Exchange                           Unrealized
    to Deliver              Value            Settlement            For              Value           Gain (Loss)
      (000)                 (000)               Date              (000)             (000)             (000)
-----------------     ---------------     ---------------    ---------------   --------------   ----------------
    DEM   361               $210              12/02/97          U.S.$ 201           $201               $(9)
    U.S.$ 154                154              12/02/97           DEM 269             156                 2
    U.S.$  52                 52              12/02/97           DEM 92               53                 1
                      ---------------                                          --------------   ----------------
                            $416                                                    $410               $(6)
                      ===============                                          ==============   ================

ARP-     Argentine Peso

PIK- Payment-In-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
PDI-     Past Due Interest
-----------------


* At October 31,1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Emerging Markets Debt Portfolio were:

                                                                             Net
                                                                         Appreciation
                  Cost           Appreciation       (Depreciation)      (Depreciation)
                  (000)              (000)               (000)              (000)
              -------------     --------------     ---------------     ---------------
                 $20,708               $1              $(2,106)            $(2,105)


--------------------------------------------------------------------------------

For the period ended October 31, 1997, purchases and sales of investment securities for the Emerging Markets Debt Portfolio, other than long-term U.S. Government securities and short-term investments, were $37,817,000 and $21,031,000, respectively. There were no purchases or sales of U.S. Government securities for the Emerging Markets Debt Portfolio during the period ending October 31, 1997.

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                        EMERGING MARKET DEBT PORTFOLIO

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                                    Period from
                                                                       June 16,
                                                                       1997* to
                                                                    October 31,
                                                                           1997
                                                                           (000)
--------------------------------------------------------------------------------
Investment Income:
     Dividend                                                           $     1
     Interest                                                               476
                                                                        -------
                                                                            477
                                                                        -------
Expenses:
     Investment Advisory Fees                                                42
     Less: Fees Waived                                                      (24)
                                                                        -------
     Net Investment Advisory Fees                                            18
     Professional Fees                                                       22
     Administrative Fees                                                     13
     Custodian Fees                                                           8
     Shareholder Reports                                                      6
     Other Expenses                                                           4
                                                                        -------
           Net Expenses                                                      71
                                                                        -------
Net Investment Income                                                       406
                                                                        -------
Net Realized Gain\Loss on:
     Investments Sold                                                       232
     Currency                                                               (21)
                                                                        -------
                                                                            211
                                                                        -------
Change in Unrealized Appreciation/Depreciation on:
     Investments                                                         (2,105)
     Foreign Currency Translations                                           (6)
                                                                        -------
           Change in Unrealized Appreciaiton/Depreciation                (2,111)
                                                                        -------
Net Realized Gain and Change in
     Unrealized Appreciation/Depreciation                                (1,900)
                                                                        -------
Net Decrease in Net Assets Resulting from Operations                    $(1,494)
                                                                        =======

------------------------------
* Commencement of operations

   The accompanying notes are an integral part of the financial statements.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                         EMERGING MARKETS DEBT PORTFOLIO


------------------------------------------------------------------------------------------------
                                   STATEMENT OF CHANGES IN NET ASSETS
                                              (Unaudited)                            Period from
                                                                               June 16, 1997* to
                                                                                October 31, 1997
                                                                                           (000)
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
      Net Investment Income                                                             $    406
      Net Realized Gain                                                                      211
      Change in Unrealized Appreciation/Depreciation                                      (2,111)
                                                                               -----------------
      Net Decrease in Net Assets Resulting from Operations                                (1,494)
                                                                               -----------------

Capital Share Transactions (1):
      Subscribed                                                                          23,115
      Redeemed                                                                            (5,989)
                                                                               -----------------
      Net Increase in Net Assets Resulting from Capital Share Transactions                17,126
                                                                               -----------------
      Total Increase in Net Assets                                                        15,632
                                                                               -----------------

Net Assets:
      Beginning of Period                                                                     --
                                                                               -----------------
      End of Period (Including undistributed net investment income of $406)             $ 15,632
                                                                               =================


================================================================================================

(1)   Capital Share Transactions:
          Shares Subscribed                                                                2,251
          Shares Redeemed                                                                   (577)
                                                                               -----------------
      Net Increase in Capital Shares Outstanding                                           1,674
                                                                               =================

================================================================================================
      * Commencement of operations


   The accompanying notes are an integral part of the financial statements.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                         EMERGING MARKETS DEBT PORTFOLIO



----------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                                                                      Period from
                                                                   June 16, 1997*
                                                                   to October 31,
                                                                             1997
Selected Per Share Data and Ratios                                    (Unaudited)
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $10.00
                                                                  ----------------
Income From Investment Operations
   Net Investment Income                                                     0.24
   Net Realized and Unrealized Loss                                         (0.90)
                                                                  ----------------
     Total From Investment Operations                                       (0.66)
                                                                  ----------------

Net Asset Value, End of Period                                              $9.34
                                                                  ================
Total Return                                                              (6.60)%
                                                                  ================

Ratios and Supplemental Data:
Net Assets, End of Period (000's)                                         $15,632
Ratio of Expenses to Average Net Assets                                     1.30%**
Ratio of Net Investment Income to Average Net Assets                        7.84%**
Portfolio Turnover Rate                                                      229%
----------------------------------------------------------------------------------

Effect of Voluntary Expense Limitation During the Period:
       Per Share Benefit to Net Investment Income                           $0.01
Ratios Before Expense Limitation:
       Expenses to Average Net Assets                                       1.81%**
       Net Investment Income to Average Net Assets                          7.33%**
----------------------------------------------------------------------------------

*   Commencement of operations
**  Annualized

   The accompanying notes are an integral part of the financial statements.

Morgan Stanley
Universal Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 1997

Morgan Stanley Universal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 1997, the Fund was comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Emerging Markets Debt Portfolio commenced operations on June 16, 1997. The financial statements presented here are for the Emerging Markets Debt Portfolio only.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

3. Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

             -investments, other assets and liabilities at the
              prevailing rates of exchange on the valuation date;

             -investment transactions and investment income
              at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

5. Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time is was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. Loan Agreements: The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

7. Structured Securities: The Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in structured securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

8. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

B. Advisers: Morgan Stanley Asset Management Inc. ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the Emerging Markets Debt Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:



                                           Assets
                        ---------------------------------------------
                                                           More
                                          From             than
                           First          $500             $1
Portfolio                  $500           million to       --
---------                  million        $1 billion       billion
                           -------        ----------       -------
Emerging Markets
    Debt                     0.80             0.75           0.70


MSAM has agreed to reduce fees payable to itself and to reimburse the Portfolio, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratio indicated as follows:


                                           Maximum Expense
Portfolio                                       Ratio
---------                                       -----
Emerging Markets Debt                            1.30

C. Administrator: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank ("Chase"), CGFSC provides certain administrative services to the Fund. For such services, the Administrator pays CGFSC a portion of the fee the Administrator receives from the Fund. Certain employees of CGFSC are officers of the Fund. In addition, the Fund incurs local administration fees in connection with doing business with certain emerging market countries.

D. Custodians: Morgan Stanley Trust Company ("MSTC"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Chase serves as custodian for the Fund's domestic assets in accordance with a separate custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. For the period ended October 31, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at October 31, 1997:


                                 MSTC                  Custody
                             Custody Fees            Fees Payable
Portfolio                      Incurred                  to
---------                        (000)                  MSTC
                                 -----                  (000)
                                                        -----
Emerging Markets
    Debt                          $8                     $5

In addition, for the period ended October 31, 1997, the following Portfolios have earned interest income and incurred interest expense on balances with MSTC as follows:


                                Interest               Interest
                                 Income                 Expense
Portfolio                         (000)                  (000)
---------                         -----                  -----
Emerging Markets Debt        $      -                $     2

At October 31, 1997, the net assets of the Portfolio was substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

                                    PART C

                     Morgan Stanley Universal Funds, Inc.
                               Other Information

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(A)  FINANCIAL STATEMENTS
     --------------------

     1.    Included in Part A (Prospectus)
           -------------------------------

           The Registrant's audited financial highlights for the Emerging Markets Equity Portfolio for the fiscal period ended December
           31, 1996, are incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997 and in final form under Rule 497(c) on May 1, 1997. No other portfolio was operational in the fiscal period ended December 31, 1996. The Registrant's unaudited financial highlights for the Emerging Markets Equity Portfolio for the period January 1, 1997 through June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5, 1997.

           The Registrant's unaudited financial highlights for the U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios for the periods ended June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5,
           1997.

           The Registrant's unaudited financial highlights for the U.S. Real Estate, Value, Fixed Income, Mid Cap Value and Emerging Markets Equity Portfolios for the periods ended June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5,
           1997.

           The Registrant's unaudited financial highlights for the U.S. Real Estate and Fixed Income Portfolios for the periods ended June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5, 1997.

           The Registrant's unaudited financial highlights for the Fixed Income, High Yield, Equity Growth, Value, Mid Cap Value, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios for the periods ended June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5, 1997.

           The Registrant's unaudited financial highlights for the Fixed Income, High Yield, Equity Growth, Mid Cap Value, U.S. Real Estate, Value, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios for the periods ended June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5, 1997. The Registrant's unaudited financial highlights for the Emerging Markets Debt Portfolio for the period ended October 31, 1997 are included as a supplement to the prospectus of the Money Market, Fixed Income, High Yield, Core Equity, Equity Growth, Value, Mid Cap Growth, Mid Cap Value, U.S. Real Estate, International Fixed Income, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity, Asian Equity, Balanced and Multi-Asset-Class Portfolios filed herewith.

           The Registrant's unaudited financial highlights for the Global Equity, International Magnum and Emerging Markets Equity Portfolios for the period from January 2, 1997 to June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5, 1997. The Registrant's unaudited financial highlights for the Emerging Markets Debt Portfolio for the period ended October 31, 1997 are included as a supplement to the prospectus of the Emerging Markets Debt, Global Equity, International Magnum and Emerging Markets Equity Portfolios filed herewith.

           The Registrant's unaudited financial highlights for the Emerging Markets Debt Portfolio for the period ended October 31, 1997 are included in the supplement to the prospectus of the Emerging Markets Debt Portfolio filed herewith.

           The Registrant's unaudited financial highlights for the High Yield, U.S. Real Estate and Asian Equity Portfolios for the periods ended June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5, 1997. The Registrant's unaudited financial highlights for the Emerging Markets Debt Portfolio for the period ended October 31, 1997 are included in the supplement to the prospectus of the High Yield, U.S. Real Estate, Emerging Markets Debt and Asian Equity Portfolios filed herewith.

           The Registrant's unaudited financial highlights for the Fixed Income, High Yield and International Magnum Portfolios for the period from January 2, 1997 to June 30, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5, 1997.

     2.    Included in Part B (Statement of Additional Information)
           --------------------------------------------------------

           The Registrant's audited financial statements for the Emerging Markets Equity Portfolio for the fiscal year ended December 31, 1996, including Price Waterhouse LLP's report thereon, are included in the Statement of Additional Information which is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission ("SEC") on April 30, 1997 and in final form under Rule 497(c) on May 1, 1997 and supplemented by supplements dated July 1, 1997, July 15, 1997, September 19, 1997, October 1, 1997, October 15, 1997 and January 1, 1998 (filed with the SEC on July 2, 1997, July 14, 1997, September 19, 1997, October 1, 1997, October 14, 1997 and December 9, 1997 respectively, under Rule
           497), and are part of the Registrant's December 31, 1996 Annual Report to Shareholders. The financial statements incorporated by reference are:

           1.  Statement of Net Assets
           2.  Statement of Operations
           3.  Statement of Changes in Net Assets
           4.  Financial Highlights
           5.  Notes to Financial Statements
           6.  Report of Independent Accountants

           No other portfolio was operational in the fiscal period ended December 31, 1996.

           The Registrant's unaudited financial statements for the Fixed Income, Global Equity, Equity Growth (formally known as the "Growth Portfolio"), High Yield, International Magnum, Mid Cap Value and Value Portfolios for the period from January 2, 1997 (commencement of operations) to March 31, 1997, are included in the Statement of Additional Information which is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission ("SEC") on April 30, 1997 and in final form under Rule 497(c) on May 1, 1997 and supplemented by supplements dated July 1, 1997, July 15, 1997, September 19, 1997, October 1, 1997, October 15,
           1997 and January 1, 1998 (filed with the SEC on July 2, 1997, July 14, 1997, September 19, 1997, October 1, 1997, October 14, 1997 and
           December 9, 1997, respectively, under Rule 497). The financial statements incorporated by reference are:

           1.    Statement of Net Assets
           2.    Statement of Operations
           3.    Statement of Changes in Net Assets
           4.    Financial Highlights
           5.    Notes to Financial Statements

           The Registrant's unaudited financial statements for the Asian Equity, Emerging Markets Equity, Global Equity, International Magnum, Equity Growth, Mid Cap Value, U.S. Real Estate, Value, Emerging Markets Debt, Fixed Income and High Yield for the periods ended June 30, 1997 are included in the Statement of Additional Information which is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on September 5, 1997 and are part of the Registrant's June 30, 1997 Semi-Annual Report to Shareholders. The financial statements incorporated by reference are:

           1.    Statement of Net Assets
           2.    Statement of Operations
           3.    Statement in Changes of Net Assets
           4.    Financial Highlights
           5.    Notes to Financial Statements

           The Registrant's unaudited financial statements for the Emerging Markets Debt Portfolio for the period ended October 31, 1997 are included in Part B (as a supplement to the Statement of Additional Information which is incorporated by reference). Included in such financial statements are the following:

           1.    Statement of Net Assets
           2.    Statement of Operations
           3.    Statement in Changes of Net Assets
           4.    Financial Highlights
           5.    Notes to Financial Statements


(B)  EXHIBITS
     --------

     1  (a) Articles of Incorporation between Registrant and Morgan Stanley
            Asset Management Inc. are incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
            7607), as filed with the SEC via EDGAR on May 1, 1996.

        (b) Articles of Amendment to Articles of Incorporation (changing "Growth Portfolio" to "Equity Growth Portfolio") are incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-3013 and 811-
            7607), as filed with the SEC via EDGAR on June 24, 1997.

     2 By-laws are incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on May 1, 1996.

     3  Not applicable.

     4  Not applicable.

     5  (a) Form of Investment Advisory Agreement between Registrant and Morgan
            Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (b) Form of Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed Income, High Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

     6 Form of Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

     7  Not applicable.

     8 (a) Form of Domestic Mutual Fund Custody Agreement between Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (b) Form of International Custody Agreement between the Registrant and Morgan Stanley Trust Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

     9  (a) Form of Administration Agreement between Registrant and Morgan
            Stanley Asset Management Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (b) Form of Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (c) Form of Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and Chase Global Funds Services Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (d) Form of Sub-Administration Agreement between Miller Anderson & Sherrerd LLP and Chase Global Funds Services Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
            7607), as filed with the SEC via EDGAR on September 16, 1996.

    10 Opinion of Counsel is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (Filed Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

    11 Consent of Price Waterhouse, LLP, Independent Accountants is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-3013 and 811-7607), as filed with the SEC via EDGAR on April 30, 1997.

    12   Not applicable.

    13   Not applicable.

    14   Not applicable.

    15   Not applicable.

    16   Not applicable.

    24 Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

    27   Financial Data Schedules are filed herewith.

--------------------

Item 25.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------





          As of November 25, 1997, Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"), a Delaware corporation located at 1585 Broadway, New York, New York 10036, owned of record 47%, 30%, 28%, 51%, 73%, 50%, 38% and
          27% of the outstanding voting securities of the Asian Equity, Emerging Markets Debt, Equity Growth, Global Equity, High Yield, U.S. Real Estate, Mid Cap Value and Value Portfolios, respectively. MSDWD will vote shares of the Portfolios that it owns in the same proportion as shares of the Portfolios are voted by insurance companies. Insurance companies vote shares of the Portfolios held in their separate accounts in accordance with voting instructions of their variable annuity contract and variable life insurance policy owners. Accordingly, MSDWD is not viewed as in control of the Portfolios and therefore MSDWD's affiliates are not viewed as under common control with the Portfolios.


Item 26.  Number of Holders of Securities
          -------------------------------

          The following information is given as of November 25, 1997.

                                                               Number of
              Title of Class                              Record Holders
              --------------                              --------------
              Money Market Portfolio............................ 0
              Fixed Income Portfolio............................ 3
              High Yield Portfolio.............................. 4
              International Fixed Income Portfolio.............. 0
              Emerging Markets Debt Portfolio................... 9
              Balanced Portfolio................................ 0
              Multi-Asset-Class Portfolio....................... 0
              Equity Growth Portfolio........................... 3
              Value Portfolio................................... 5

                 Core Equity Portfolio............................. 0
                 Mid Cap Growth Portfolio.......................... 0
                 Mid Cap Value Portfolio........................... 5
                 U.S. Real Estate Portfolio........................ 8
                 Global Equity Portfolio........................... 6
                 International Magnum Portfolio.................... 6
                 Emerging Markets Equity Portfolio................. 15
                 Asian Equity Portfolio............................ 6


Item 27. Indemnification
         ---------------

                 Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Advisers
         -----------------------------------------------------

         Reference is made to the caption "Management of the Fund--Investment Advisers" in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and "Management of the Fund" in Part B which is incorporated by reference to this Registration Statement.

         Listed below are the officers and Directors of Morgan Stanley Asset Management Inc.:


  DIRECTORS:
  ---------


  James M. Allwin                Director
  Barton M. Biggs                Director
  Gordon S. Gray                 Director
  Peter A. Nadosy                Director
  Dennis G. Sherva               Director


  OFFICERS:
  --------

  Barton M. Biggs                Chairman
                                 Managing Director
  Peter A. Nadosy                Vice Chairman
                                 Managing Director
  James M. Allwin                President
                                 Managing Director
  John R. Alkire                 Managing Director (MSAM) - Tokyo
  P. Dominic Caldecott           Managing Director (MSAM) - UK
  A. Macdonald Caputo            Managing Director
  Ean Wah Chin                   Managing Director (MSAM) - Singapore
  Garry B. Crowder               Managing Director
  Madhav Dhar                    Managing Director
  Kurt A. Feuerman               Managing Director
  Paul B. Ghaffari               Managing Director
  Gordon S. Gray                 Managing Director
  Marianne Liang Hay             Managing Director (MSAM) - UK
  Gary D. Latainer               Managing Director
  Mahmoud A. Mamdani             Managing Director
  Roger L. Meyer                 Managing Director
  Russell C. Platt               Managing Director
  Robert A. Sargent              Managing Director (MSAM) - UK
  Bidyut C. Sen                  Managing Director
  Vinod R. Sethi                 Managing Director
  Dennis G. Sherva               Managing Director
  James L. Tanner                Managing Director (MSAM) - UK
  Richard G. Woolworth, Jr.      Managing Director
  Debra M. Aaron                 Principal
  Warren Ackerman III            Principal
  Robert E. Angevine             Principal
  Suzanne S. Akers               Principal
  Gerald P. Barth-Wehrenalp      Principal
  Theodore R. Bigman             Principal
  Francine J. Bovich             Principal
  Stuart J. M. Breslow           Principal
  Andrew C. Brown                Principal (MSAM) - UK
  Jeffrey P. Brown               Principal
  Frances Campion                Principal (MSAM) - UK
  Terence P. Carmichael          Principal
  Arthur Certosimo               Principal

Stephen C. Cordy                 Principal
Jacqueline A. Day                Principal   (MSAM) - UK
Raye L. Dube                     Principal
Abigail Jones Feder              Principal
Eugene Flood, Jr.                Principal
Thomas C. Frame                  Principal
James Wayne Grisham              Principal
Perry E. Hall II                 Principal
Ruth A. Hughes-Guden             Principal
Margaret Kinsley Johnson         Principal
Michael F. Klein                 Principal
Michael B. Kushma                Principal
Khoon-Min Lim                    Principal
Marianne J. Lippmann             Principal
Yvonne Longley                   Principal   (MSAW) - UK
Andrew Mack                      Principal   (MSAW) - Tokyo
Gary J. Mangino                  Principal
Jeffery Margolis                 Principal
M. Paul Martin                   Principal
Walter Maynard, Jr.              Principal
Margaret P. Naylor               Principal   (MSAW) - UK
Yoshiro Okawa                    Principal   (MSAW) - UK
Christopher G. Petrow            Principal
Narayan Ramachandran             Principal
Gail Hunt Reeke                  Principal
Christine I. Reilly              Principal
Stefano Russo                    Principal   (MSAW) - Milan
Bruce R. Sandberg                Principal
Kiat Seng Seah                   Principal   (MSAW) - Singapore
Stephen C. Sexauer               Principal
Robert M. Smith                  Principal
Kunibiko Sugio                   Principal   (MSAW) - Tokyo
Ann D. Thivierge                 Principal
Philip W. Winters                Principal
Alford E. Zick, Jr.              Principal
Maryann Savadelis Agre           Vice President
Peter Aliprantis                 Vice President
Jeffery Alvino                   Vice President
Alistair Anderson                Vice President
William S. Auslander             Vice President
Kimberly L. Austin               Vice President
Marshall T. Bassett              Vice President
Christopher Blair                Vice President
Richard Boon                     Vice President
Geraldine Boyle                  Vice President
Paul Boyne                       Vice President
L. Kenneth Brooks                Vice President
Jonathan Paul Buckeridge         Vice President   (MSAM) - Melbourne
Stefanie Chang                   Vice President
Carl Kuo-Wei Chien               Vice President   (MSAM) - Hong Kong

Lori A. Cohane                   Vice President
James Colmenares                 Vice President
Kate Cornish-Bowden              Vice President
Nikhil Dhaon                     Vice President
Chrisine H. du Bois              Vice President
Richard S. Farden                Vice President
Daniel E. Fox                    Vice President
Karen T. Frost                   Vice President
Lisa Gallo                       Vice President
Josephine M. Glass               Vice President
Charles A. Golden                Vice President
Dimitri Goulandris               Vice President
James A. Grasselino              Vice President
Kenneth John Greig               Vice President (MSAM)-UK
Maureen A. Grover                Vice President
Michael Hewett                   Vice President
Kenneth R. Holley                Vice President
Holly D. Hopps                   Vice President
Etsuko Fuyeya Jennings           Vice President
Donald B. Johnston               Vice President
Jaideep Khanna                   Vice President
Peter L. Kirby                   Vice President
George Koshy                     Vice President
Paul Koske                       Vice President
Daniel R. Lascano                Vice President
Arthur J. Lev                    Vice President
Valerie Y. Lewis                 Vice President
Jane Likins                      Vice President (MSAM)-UK
William David Lock               Vice President (MSAM)-UK
Gordon W. Loery                  Vice President
Paula J. Morgan                  Vice President
Nancy Morton                     Vice President
Clare K. Mutome                  Vice President
Terumi Nagata                    Vice President (MSAM)-Tokyo
Bradley Okita                    Vice President
Martin O. Pearce                 Vice President (MSAM)-UK
Alexander A. Pena                Vice President
Anthony J. Pesce                 Vice President
David J. Polansky                Vice President
Karen Post                       Vice President
Akash Prakash                    Vice President (MSAM)-Muabai
Gregg A. Robinson                Vice President
Gerald D. Rubin                  Vice President
Donald P. Ryan                   Vice President
Neil Siegel                      Vice President
Ashutosh Sinha                   Vice President
Andy B. Skov                     Vice President
Michael James Smith              Vice President (MSAM)-UK
Kim I Spellman                   Vice President
Joseph P. Stadler                Vice President
Christian K. Stadlinger          Vice President
Catherine Steinhardt             Vice President
Ram K. Sundaram                  Vice President
Keiko Tamaki-Kuroda              Vice President
Shunso Tatsumi                   Vice President
Louise Teeple                    Vice President
Joseph Y.S. Tern                 Vice President (MSAM)-Singapore
Landon Thomas                    Vice President
Richard Boon Hwee Toh            Vice President (MSAM)-Singapore
K.N. Vaidyanathan                Vice President (MSAM)-Muabai
Dennis J. Walsh                  Vice President
Jacob Walthour                   Vice President
Kevin V. Wasp                    Vice President
Patricia Woo                     Vice President
Harold J. Schaaff, Jr.           Principal
                                 General Counsel and Secretary
Eileen K. Murray                 Treasurer
Madeline D. Barkhorn             Assistant Secretary
Charlene R. Herzer               Assistant Secretary


In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.: certain portfolios of The Enterprise Group of Funds, Inc.: Fountain Square International Equity Fund; General American Capital Co.; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund. Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund Inc..; all funds of the Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; certain portfolios of Morgan Stanley Universal Funds, Inc.; The Pakistan Investment Fund, Inc.; PCS Cash Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of the SunAmerica Series Trust and certain portfolios of the Fortis Series Fund.

MAS is a Pennsylvania limited liability partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors as well as serving as investment advisor to MAS Funds, a registered investment company.

          The information required by this Item 28 with respect to each director, officer or partner of MAS together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by MAS pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-10437).

Item 29.  Principal Underwriters
          ----------------------

          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Universal Funds, Inc. and Morgan Stanley Institutional Fund, Inc. Van Kampen American Capital, Inc. ("VKAC") is distributor for Morgan Stanley Fund, Inc. The information required by this Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934, as amended (SEC File No. 8-15869).


Item 30.  Location of Accounts and Records
          --------------------------------

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208-2798; and the Registrant's custodian banks, including sub-custodians.


Item 31.  Management Services
          -------------------

          Each of MSAM and MAS have entered into Sub-Administration Agreements with Chase Global Funds Services Companies ("Chase") (filed as Exhibit No. 9(c) and 9(d) to Pre-Effective Amendment No.1 to the Registration Statement) pursuant to which Chase will provide fund administration, fund accounting and transfer agency services to specified Portfolios of the Registrant.

Item 32.  Undertakings
          ------------


          (1) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the Money Market, International Fixed Income, Balanced, Multi-Asset-Class, Core Equity and Mid Cap Growth Portfolios within four to six months from the effective date or this Registration Statement or the commencement of operations of each such Investment Fund, whichever is later.

          (2) Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

          (3) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of December, 1997.


                     MORGAN STANLEY UNIVERSAL FUNDS, INC.

                     By:  /s/ Michael F. Klein
                          --------------------------------
                          Michael F. Klein
                          President and Director

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title(s)                   Date
---------                           --------                   ----

/s/ Michael F. Klein                Director, President     December 16, 1997
----------------------------        (Principal Executive
Michael F. Klein                    Officer)

*/s/ Barton M. Biggs                Director (Chairman)     December 16, 1997
----------------------------
Barton M. Biggs

*/s/ Fergus Reid                    Director                December 16, 1997
----------------------------
Fergus Reid

*/s/ Frederick O. Robertshaw        Director                December 16, 1997
----------------------------
Frederick O. Robertshaw

*/s/ Andrew McNally IV              Director                December 16, 1997
----------------------------
Andrew McNally IV

*/s/ John D. Barrett II             Director                December 16, 1997
----------------------------
John D. Barrett II

*/s/ Gerard E. Jones                Director                December 16, 1997
----------------------------
Gerard E. Jones

*/s/ Samuel T. Reeves               Director                December 16, 1997
----------------------------
Samuel T. Reeves

*/s/ Joanna M. Haigney              Treasurer               December 16, 1997
----------------------------
Joanna M. Haigney

*By:  /s/ Michael F. Klein
      --------------------------------
      Michael F. Klein
      Attorney-In-Fact

                                 EXHIBIT INDEX
                                 -------------

(B)  EXHIBITS
     --------

        1  (a) Articles of Incorporation between Registrant and Morgan Stanley
               Asset Management Inc. are incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on May 1, 1996.

           (b) Articles of Amendment to Articles of Incorporation (changing "Growth Portfolio" to "Equity Growth Portfolio") are incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on June 24, 1997.

        2 By-laws are incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on May 1, 1996.

        3  Not applicable.

        4  Not applicable.

        5  (a)  Form of Investment Advisory Agreement between Registrant and
                Morgan Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
                7607), as filed with the SEC via EDGAR on September 16, 1996.

           (b) Form of Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed Income, High Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        6 Form of Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996

        7  Not applicable.

        8  (a)  Form of Domestic Mutual Fund Custody Agreement between
                Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

           (b) Form of International Custody Agreement between Registrant and Morgan Stanley Trust Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

        9  (a)  Form of Administration Agreement between Registrant and Morgan
                Stanley Asset Management Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

           (b) Form of Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

           (c) Form of Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and Chase Global Funds Services Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

             (d) Form of Sub-Administration Agreement between Miller Anderson & Sherrerd LLP and Chase Global Funds Services Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

         10 Opinion of Counsel is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

         11 Consent of Price Waterhouse, LLP, Independent Accountants is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on April 30, 1997.

         12  Not applicable.

         13  Not applicable.

         14  Not applicable.

         15  Not applicable.

         16  Not applicable.

         24 Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

EX-99.B  27  Financial Data Schedules are filed herewith.

----------------------------------